6. EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Equipment
	March 31, 2015			December 31, 2014
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$74,377	$56,615	$17,762	$81,314	$60,877	$20,437
Computer equipment	335,756	271,437	64,319	363,823	290,361	73,462
Field equipment	198,521	134,145	64,376	217,036	141,797	75,239
Buildings	44,602	37,316	7,286	48,762	40,334	8,428
	$653,256	$499,513	$153,743	$710,935	$533,369	$177,566